Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 acquisition	Jun. 30, 2013	Jun. 30, 2011
Business Acquisition [Line Items]
Business Acquisition, Minority Interests Acquired	2
Assets acquired:
Accounts receivable	$ 24,833	$ 91,668	$ 9,332
Inventories	29,102	93,915	7,908
Prepaid expenses	1,541	4,672	69
Deferred income taxes	5,679	(1,713)	468
Plant and equipment	28,929	74,439	5,376
Intangible and other assets	59,576	280,001	35,094
Goodwill	68,144	317,879	8,715
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	217,804	860,861	66,962
Liabilities assumed:
Accounts payable, trade	7,189	46,596	2,440
Notes payable	1,887	11,920
Accrued payrolls and other compensation	3,672	12,099	765
Accrued domestic and foreign taxes	2,882	7,073	215
Other accrued liabilities	5,984	16,805	1,500
Long-term debt	4,365	102,122
Pensions and other postretirement benefits	11,396	2,125
Deferred income taxes	24,062	39,214	1,815
Other liabilities	111	689
Noncontrolling Interest, Increase from Business Combination	0	1,074	0
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	61,548	239,717	6,735
Net assets acquired	$ 156,256	$ 621,144	$ 60,227